Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 12,209	$ 10,827	$ 10,308
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	6,427	6,355	6,446
Amortization of operating lease expense	4,604	6,581	9,337
Amortization of intangible assets	452	652	591
(Recovery of) provision for credit losses	(95)	88	566
Loss (income) from equity method investment	41	(15)	(19)
(Gain) loss on disposal of property and equipment	(57)	315	(283)
(Gain) loss from disposal of subsidiaries		(8)	90
Deferred income taxes	341	589	1,524
Changes in operating assets and liabilities:
Notes receivable	(111)	(724)	(682)
Accounts receivable	(5,782)	(31,241)	(10,734)
Prepayments and other current assets	3,300	4,823	3,450
Due from related parties	(4,407)	(626)	(40)
Other non-current assets	945	2,939	(3,670)
Accounts payable	(1,089)	29,313	4,509
Due to related parties	(6)	8	(80)
Salary and welfare payable	2,400	(1,536)	1,457
Accrued expenses and other current liabilities	1,997	(8,220)	177
Operating lease liabilities	(4,497)	(6,769)	(9,417)
Tax payables	1,048	779	105
Other non-current liabilities	(1,621)	880	500
Net cash provided by operating activities	16,099	15,010	14,135
Cash flows from investing activities:
Investments deposit refund	1,610	6,810	5,676
Investments deposit		(9,057)
Purchase of long-term investments	(6,160)
Loan to a related party	(2,800)
Loan to third parties	(11,354)	(5,757)
Loan repaid from a third party		2,808
Purchase of intangible assets		(9,096)	(17,932)
Purchase of property and equipment	(18,979)	(29,465)	(10,780)
Proceeds from disposal of property and equipment	255	1,332	1,212
Proceeds from disposal of subsidiaries		9,656	51
Consideration deposit received from third parties		140	2,838
Dividend received from investment			114
Net cash used in investing activities	(37,428)	(32,629)	(18,821)
Cash flows from financing activities:
Proceeds from initial public offering			8,547
Proceeds from notes payable	9,114	34,003	8,515
Repayments of notes payable	(15,016)	(27,381)	(2,022)
Proceeds from short-term bank loans	54,439	50,301	37,876
Repayments of short-term bank loans	(50,152)	(46,464)	(48,661)
Proceeds from long-term bank loans	19,522	16,543
Due to related parties	110		(600)
Capital contribution from non-controlling shareholders	238	2,070	556
Dividend to non-controlling shareholders	(28)
Payment of deferred issuance costs			(279)
Loans from third parties	1,190
Repayment to a third party	(600)
Advance from a third-party			7,237
Net cash provided by financing activities	18,817	29,072	11,169
Effects of exchange rate changes on cash, cash equivalents and restricted cash	867	(533)	(558)
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,645)	10,920	5,925
Cash, cash equivalents and restricted cash, beginning of year	40,213	29,293	23,368
Cash, cash equivalents and restricted cash, end of year	38,568	40,213	29,293
Supplemental cash flow information:
Cash paid for income tax	1,456	589	634
Cash paid for interest	2,349	1,924	1,775
Non-cash transaction in investing and financing activities:
Liabilities (settled) incurred for purchase of property and equipment	(362)	344	(387)
Operating lease right-of-use assets extinguished in exchange for operating lease liabilities	(181)	(2,115)	(1,347)
Disposition consideration settled by long term investment	700
Reclassification of deferred issuance costs			81
Reconciliation to amount on consolidated balance sheets:
Cash and cash equivalents	35,290	34,668	26,725
Restricted cash	3,278	5,545	2,568
Total cash, cash equivalents and restricted cash	$ 38,568	$ 40,213	$ 29,293